UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:          September 30, 2012


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GV Financial Advisors
Address:     1100 Abernathy Road
             Building 500, Suite 500
             Atlanta, GA 30328

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gina Kowacich
Title:   Operations Manager
Phone:   770-295-5756

Signature, Place, and Date of Signing:

/s/ Gina Kowacich                 Atlanta, GA
     [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:                30

Form 13F Information Table Value Total:            164,000,000
                                                   (thousands)




List of Other Included Managers:




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
ISSUER                           SYMBOL     CUSIP                 VALUE         SH/PRN             INVESTMENT      OTHER    VOTING
                                                                 1,000.00       AMOUNT             DISCRETION      MGRS    AUTHORITY

Ishares Trust Lehman              AGG      464287226          $    410,500.20     3,650.58 ISHARES    Yes          No       No
IShares Lehman International      CIU      464288638          $     19,388.20     1,740.00 ISHARES    Yes          No       No
Barclays Bank Plc                 DJP      06738C778          $    351,071.61     7,941.00 ISHARES    Yes          No       No
Ishares Trust Dow Jones Select
  Dividend Index                  DVY      464287168          $     57,680.00     1,000.00 ISHARES    Yes          No       No
iShares MSCI Emerging Markets     EEM      464287234          $ 15,013,540.27   363,304.03 ISHARES    Yes          No       No
Ishares Trust EAFE Index Fund     EFA      464287465          $ 28,192,670.59   531,937.18 ISHARES    Yes          No       No
Ishares Trust MSCI Index          EFG      464288885          $    741,751.84    13,133.00 ISHARES    Yes          No       No
Ishares Trust MSCI Eafe Value
  Index Fund                      EFV      464288877          $    749,310.41    16,501.00 ISHARES    Yes          No       No
Ishares Inc MSCI Brazil Index     EWZ      464286400          $     40,545.00       750.00 ISHARES    Yes          No       No
Ishares FTSE China Trust          FXI      464287184          $     34,600.00     1,000.00 ISHARES    Yes          No       No
Ishares Comex Gold                IAU      464285105          $     51,810.00     3,000.00 ISHARES    Yes          No       No
Ishares Trust Cohen & Steers
  Realty Majors                   ICF      464287564          $  6,042,254.65    77,614.06 ISHARES    Yes          No       No
iShares S&P SC 600 Barra Value    IJS      464287879          $      9,401.00       119.00 ISHARES    Yes          No       No
iShares S&P 500 Barra Value Fund  IVE      464287408          $    665,465.85    10,115.00 ISHARES    Yes          No       No
iShares S&P 500 Barra Growth Fund IVW      464287309          $    137,950.20     1,772.00 ISHARES    Yes          No       No
I Shares Russell 1000 Index       IWB      464287622          $     33,222.64       418.00 ISHARES    Yes          No       No
Ishares Trust Russell Microcap    IWC      464288869          $    306,835.22     5,806.87 ISHARES    Yes          No       No
iShares Russell 1000 Value        IWD      464287598          $ 41,689,709.16   577,579.79 ISHARES    Yes          No       No
iShares Russell 1000 Growth       IWF      464287614          $ 48,279,532.91   723,831.08 ISHARES    Yes          No       No
iShares Russell 2000              IWM      464287655          $    364,132.16     4,364.00 ISHARES    Yes          No       No
iShares Russell 2000 Value
  Index Fund                      IWN      464287630          $  9,577,305.52   129,528.07 ISHARES    Yes          No       No
Ishares Russell 2000 Growth Index IWO      464287648          $  9,639,546.41   100,821.53 ISHARES    Yes          No       No
Ishares Trust Russell Midcap
  Growth Index                    IWP      464287481          $     27,159.55       437.00 ISHARES    Yes          No       No
Ishares Trust Russell Midcap
  Value Index Fund                IWS      464287473          $    221,919.60     4,555.00 ISHARES    Yes          No       No
iShares Dow Jones US Real Estate
  Index Fund                      IYR      464287739          $    489,404.27     7,601.81 ISHARES    Yes          No       No
Ishares Trust Large Value Index
  Fund                            JKF      464288109          $    575,977.80     8,807.00 ISHARES    Yes          No       No
Ishares Trust Small Growth Index
  Fund                            JKK      464288604          $     65,789.26       693.00 ISHARES    Yes          No       No
Ishares Trust Small Value Index
  Fund                            JKL      464288703          $     59,223.36       672.00 ISHARES    Yes          No       No
Ishares Trust KLD Select Social   KLD      464288802          $    135,976.26     2,268.92 ISHARES    Yes          No       No
Ishares Trust 1-3 Treasury Index
  Fund                            SHY      464287457          $     14,872.00       176.00 ISHARES    Yes          No       No
